Significant Accounting Policies, Income Taxes (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Taxes [Abstract]
Effective income tax rate	(9.58%)	10.04%	428.34%	2.31%	0.00%	5.30%
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0		$ 0			$ 0
Accrued interest and penalties	$ 0		$ 0			$ 0